SCHEDULE OF DERIVATIVE LIABILITIES VALUATION ASSUMPTIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability measurement input	0.05
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input		0.0008
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input		0.0017
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input	63.0	1.640
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input	65.0	2.470
Weighted Average Expected Option Life [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input, period	6 months	6 months
Weighted Average Expected Option Life [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input, period	1 year	5 months
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability measurement input	0	0